UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2011

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

DEPOSITORY RECEIPTS FOR U.S. GOVERNMENT GUARANTEED LOANS - 0.1%	PRINCIPAL AMOUNT	VALUE
Colson Services Corporation Loan Sets:
2.125%, 5/29/12 (c)(h)(r)	$40,356	$40,356
2.00%, 8/10/12 (c)(h)(r)	47,092	47,129

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $87,485)		87,485

VARIABLE RATE DEMAND NOTES - 95.3%
2880 Stevens Creek LLC, 0.20%, 11/1/33, LOC: Bank of the West (r)	2,020,000	2,020,000
Akron Hardware Consultants, Inc., 0.60%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,433,000	1,433,000
Bayfront Regional Development Corp., 0.16%, 11/1/27, LOC: PNC Bank (r)	5,500,000	5,500,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.25%, 6/1/22, LOC: Comerica Bank (r)	1,875,000	1,875,000
Butler County Alabama IDA Revenue, 0.90%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	320,000	320,000
California Statewide Communities Development Authority MFH Revenue:
0.28%, 11/1/31, LOC: U.S. Bank (r)	1,300,000	1,300,000
0.17%, 3/15/34, CEI: Fannie Mae (r)	2,250,000	2,250,000
	385,000	385,000
Florida State Housing Finance Corp. MFH Revenue:
Series B, 0.25%, 10/15/32, CEI: Fannie Mae (r)	2,400,000	2,400,000
Series J-1, 0.10%, 10/15/32, CEI: Fannie Mae (r)	2,200,000	2,200,000
Series J-2, 0.25%, 10/15/32, CEI: Fannie Mae (r)	1,530,000	1,530,000
Series N-2, 0.25%, 11/1/32, CEI: Freddie Mac (r)	350,000	350,000
Hawaii State Department of Budget & Finance Revenue, 0.19%, 12/1/21, LOC: Union Bank (r)	3,200,000	3,200,000
HBPWH Building Co., 0.24%, 11/1/22, LOC: Wells Fargo Bank (r)	750,000	750,000
HHH Investment Co., 0.25%, 7/1/29, LOC: Bank of the West (r)	2,030,000	2,030,000
Hills City Iowa Health Facilities Revenue, 0.07%, 8/1/35, LOC: U.S. Bank (r)	4,225,000	4,225,000
Illinois State Toll Highway Authority Revenue, 0.03%, 7/1/30, LOC: Northern Trust Co. (r)	5,500,000	5,500,000
Kaneville Road Joint Venture, Inc., 0.24%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	6,475,000	6,475,000
Kansas State Development Finance Authority MFH Revenue, 0.09%, 7/1/30, CEI: Freddie Mac (r)	400,000	400,000
Legacy Park LLC, 0.22%, 1/1/58, LOC: Fifth Third Bank (r)	2,500,000	2,500,000
Los Angeles California MFH Revenue, 0.31%, 12/15/34, CEI: Fannie Mae (r)	1,195,000	1,195,000
Main & Walton Development Co., 0.30%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	500,000	500,000
Milpitas California MFH Revenue, 0.15%, 8/15/33, CEI: Fannie Mae (r)	2,200,000	2,200,000
Missouri State Health & Educational Facilities Authority Revenue:
0.10%, 11/1/32, LOC: Bank of America (r)	4,500,000	4,500,000
0.08%, 12/1/35, LOC: Commerce Bank (r)	3,800,000	3,800,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 0.32%, 5/1/25, LOC: FHLB (r)	2,670,000	2,670,000
Ness Family Partners LP, 0.23%, 9/1/34, LOC: Bank of the West (r)	400,000	400,000
New York City Housing Development Corp. MFH Mortgage Revenue:
0.07%, 11/1/38, CEI: Freddie Mac (r)	6,400,000	6,400,000
0.07%, 5/15/39, CEI: Fannie Mae (r)	1,235,000	1,235,000
New York City Housing Development Corp. MFH Rent Revenue:
0.15%, 11/15/31, CEI: Fannie Mae (r)	1,050,000	1,050,000
0.15%, 6/15/34, CEI: Fannie Mae (r)	600,000	600,000
0.15%, 11/15/35, CEI: Fannie Mae (r)	1,495,000	1,495,000
0.15%, 12/1/35, CEI: Freddie Mac (r)	10,560,000	10,560,000
0.14%, 11/15/37, CEI: Fannie Mae (r)	6,010,000	6,010,000
New York City IDA Revenue, 0.16%, 2/1/35, LOC: M&T Trust Co. (r)	1,670,000	1,670,000
New York State MMC Corp. Revenue, 0.68%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,395,000	3,395,000
Osprey Property Co., LLC, 0.19%, 6/1/27, LOC: Wells Fargo Bank (r)	5,100,000	5,100,000
Peoploungers, Inc., 0.40%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	1,780,000	1,780,000
Portage Indiana Industrial Pollution Control Revenue, 0.44%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Rathbone LLC, 0.23%, 1/1/38, LOC: Comerica Bank (r)	3,000,000	3,000,000
Rhode Island State Student Loan Authority Revenue, 0.15%, 6/1/48, LOC: State Street Bank (r)	5,600,000	5,600,000
Shawnee Kansas Private Activity Revenue, 0.60%, 12/1/12, LOC: JPMorgan Chase Bank (r)	1,575,000	1,575,000
Spencer County Indiana Industrial Pollution Control Revenue, 0.44%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,680,000	3,680,000
St. Joseph County Indiana Economic Development Revenue, 1.68%, 6/1/27, LOC: FHLB (r)	275,000	275,000
Utah State Housing Corp. MFH Revenue, 0.11%, 4/1/42, CEI: Freddie Mac (r)	3,125,000	3,125,000
Utah State Housing Corp. Single Family Revenue, 0.08%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	2,520,000	2,520,000
Virginia Commonwealth University Health System Revenue, 0.06%, 7/1/37, LOC: Branch Bank & Trust (r)	2,000,000	2,000,000
Washington State MFH Finance Commission Revenue:
0.22%, 6/15/32, CEI: Fannie Mae (r)	705,000	705,000
0.22%, 7/15/32, CEI: Fannie Mae (r)	640,000	640,000
0.17%, 7/15/34, CEI: Fannie Mae (r)	1,365,000	1,365,000
0.16%, 5/15/35, CEI: Fannie Mae (r)	400,000	400,000
0.16%, 5/1/37, CEI: Freddie Mac (r)	1,350,000	1,350,000

Total Variable Rate Demand Notes (Cost $132,588,000)		132,588,000

U.S. TREASURY - 2.1%
United States Treasury Notes, 1.00%, 9/30/11	3,000,000	3,006,509

Total U.S. Treasury (Cost $3,006,509)		3,006,509

MUNICIPAL OBLIGATIONS - 1.5%
Wisconsin GO Bonds, 5.25%, 5/1/17 (prerefunded 5/01/12 @ 100)	2,000,000	2,081,528

Total Municipal Obligations (Cost $2,081,528)		2,081,528

TIME DEPOSIT - 0.2%
State Street Time Deposit, 0.098%, 7/1/11	349,035	349,035

Total Time Deposit (Cost $349,035)		349,035

TOTAL INVESTMENTS (Cost $138,112,557) - 99.2%		138,112,557
Other assets and liabilities, net - 0.8%		1,045,528
NET ASSETS - 100%		$139,158,085

(c) Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h) Represents rate in effect at June 30, 2011, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of June 30, 2011, the prime rate was 3.25%.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 57.5%	SHARES	VALUE
Aerospace & Defense - 0.7%
BE Aerospace, Inc.*	51,255	$2,091,717
Rockwell Collins, Inc.	16,955	1,045,954
		3,137,671

Air Freight & Logistics - 0.6%
FedEx Corp.	15,132	1,435,270
United Parcel Service, Inc., Class B	21,840	1,592,791
		3,028,061

Beverages - 0.3%
PepsiCo, Inc.	21,265	1,497,694

Biotechnology - 0.5%
Amgen, Inc.*	20,110	1,173,418
Gilead Sciences, Inc.*	35,015	1,449,971
		2,623,389

Capital Markets - 2.6%
BlackRock, Inc.	21,700	4,162,277
Franklin Resources, Inc.	42,800	5,619,212
Goldman Sachs Group, Inc.	6,105	812,514
T. Rowe Price Group, Inc.	29,759	1,795,658
		12,389,661

Chemicals - 2.4%
Ecolab, Inc.	97,600	5,502,688
Praxair, Inc.	54,100	5,863,899
		11,366,587

Communications Equipment - 0.6%
Cisco Systems, Inc.*	59,270	925,205
QUALCOMM, Inc.	30,040	1,705,971
		2,631,176

Computers & Peripherals - 3.5%
Apple, Inc.*	20,005	6,715,078
EMC Corp.*	325,579	8,969,701
Western Digital Corp.*	37,970	1,381,349
		17,066,128

Consumer Finance - 1.7%
American Express Co.	38,610	1,996,137
Capital One Financial Corp.	118,400	6,117,728
		8,113,865

Diversified Financial Services - 3.0%
Bank of America Corp.	91,272	1,000,341
First Republic Preferred Capital Corp., Preferred (b)(e)	500	510,500
IntercontinentalExchange, Inc.*	44,200	5,512,182
JPMorgan Chase & Co.	146,080	5,980,515
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	350,000
Trust II, Preferred (b)(e)	500,000	350,000
Trust III, Preferred (b)(e)	500,000	350,000
Trust IV, Preferred (b)(e)	500,000	350,000
		14,403,538

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	49,560	1,556,680

Electronic Equipment & Instruments - 0.6%
Amphenol Corp.	25,990	1,403,200
Jabil Circuit, Inc.	77,315	1,561,763
		2,964,963

Energy Equipment & Services - 3.1%
Cameron International Corp.*	139,900	7,035,571
FMC Technologies, Inc.*	172,300	7,717,317
		14,752,888

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	14,295	1,161,326
Sysco Corp.	98,900	3,083,702
Walgreen Co.	130,400	5,536,784
		9,781,812

Food Products - 1.8%
General Mills, Inc.	33,200	1,235,704
Hershey Co.	101,600	5,775,960
Kellogg Co.	16,040	887,333
McCormick & Co., Inc.	19,795	981,238
		8,880,235

Gas Utilities - 1.8%
Oneok, Inc. (s)	118,500	8,770,185

Health Care Equipment & Supplies - 3.2%
DENTSPLY International, Inc.	35,125	1,337,560
Hologic, Inc.*	107,175	2,161,720
Intuitive Surgical, Inc.*	15,050	5,600,255
Medtronic, Inc.	35,256	1,358,414
St. Jude Medical, Inc.	107,000	5,101,760
		15,559,709

Health Care Providers & Services - 3.9%
CIGNA Corp.	115,300	5,929,879
Express Scripts, Inc.*	117,595	6,347,778
Laboratory Corp. of America Holdings*	47,800	4,626,562
Lincare Holdings, Inc.	51,415	1,504,917
Quest Diagnostics, Inc.	11,189	661,270
		19,070,406

Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	107,400	5,344,224

Household Products - 0.3%
Procter & Gamble Co.	18,475	1,174,456

Industrial Conglomerates - 1.0%
Danaher Corp.	91,200	4,832,688

Insurance - 1.2%
Aflac, Inc.	125,040	5,836,867

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.*	26,700	5,459,883

Internet Software & Services - 0.3%
Akamai Technologies, Inc.*	12,779	402,155
Google, Inc.*	2,465	1,248,227
		1,650,382

IT Services - 1.4%
International Business Machines Corp.	9,950	1,706,923
Teradata Corp.*	86,400	5,201,280
		6,908,203

Life Sciences - Tools & Services - 1.4%
Waters Corp.*	72,501	6,941,246

Machinery - 2.6%
Cummins, Inc.	56,800	5,878,232
Deere & Co.	74,000	6,101,300
Graco, Inc.	15,025	761,167
		12,740,699

Multiline Retail - 1.3%
Nordstrom, Inc.	113,400	5,322,996
Target Corp.	23,080	1,082,683
		6,405,679

Oil, Gas & Consumable Fuels - 1.5%
EQT Corp.	107,300	5,635,396
Plains Exploration & Production Co.*	35,125	1,338,965
		6,974,361

Professional Services - 0.3%
Manpower, Inc.	22,191	1,190,547

Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	108,600	5,033,610
Intel Corp.	62,536	1,385,797
Lam Research Corp.*	102,500	4,538,700
NVIDIA Corp.*	59,280	944,627
		11,902,734

Software - 3.2%
Adobe Systems, Inc.*	45,030	1,416,194
Autodesk, Inc.*	126,300	4,875,180
Citrix Systems, Inc.*	23,250	1,860,000
Microsoft Corp.	285,230	7,415,980
		15,567,354

Specialty Retail - 1.7%
Bed Bath & Beyond, Inc.*	89,700	5,235,789
Best Buy Co., Inc.	31,645	993,969
Home Depot, Inc.	43,190	1,564,342
Staples, Inc.	33,200	524,560
		8,318,660

Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc., Class B	22,515	2,025,900

Trading Companies & Distributors - 1.3%
W.W. Grainger, Inc.	40,200	6,176,730

Venture Capital - 1.1%
Agraquest, Inc.:
Series B, Preferred (b)(i)*	190,477	34,186
Series C, Preferred (b)(i)*	117,647	24,686
Series H, Preferred (b)(i)*	4,647,053	291,370
Allos Therapeutics, Inc.*	42,819	91,633
CFBanc Corp. (b)(i)*	27,000	272,484
Community Bank of the Bay*	4,000	8,800
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	-
Series A-1, Preferred (b)(i)*	420,683	-
Series B, Preferred (b)(i)*	348,940	-
Series C, Preferred (b)(i)*	601,710	151,089
Distributed Energy Systems Corp.*	14,937	90
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	21,058
Evergreen Solar, Inc.*	11,000	6,269
Neighborhood Bancorp (b)(i)*	10,000	50,000
Seventh Generation, Inc. (b)(i)*	200,295	3,144,623
Smarthinking, Contingent Deferred Distribution (b)(i)*	1	-
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	1,059,108
Series E, Preferred (b)(i)*	129,089	287,110
Wind Harvest Co., Inc. (b)(i)*	8,696	1
		5,442,507

Wireless Telecommunication Services - 1.2%
NII Holdings, Inc.*	133,600	5,661,968

Total Equity Securities (Cost $223,611,484)		278,149,736

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.5%	ADJUSTED BASIS
Angels With Attitude I LLC (a)(b)(i)*	$200,000	76,451
Coastal Venture Partners (b)(i)*	100,976	79,700
Common Capital (b)(i)*	440,520	209,843
First Analysis Private Equity Fund IV (b)(i)*	497,892	879,829
GEEMF Partners (a)(b)(i)*	-	132,500
Global Environment Emerging Markets Fund (b)(i)*	-	369,797
Infrastructure and Environmental Private Equity Fund III (b)(i)*	156,083	161,650
Labrador Ventures III (b)(i)*	360,875	43,774
Labrador Ventures IV (b)(i)*	900,510	45,789
New Markets Growth Fund LLC (b)(i)*	225,646	119,591
Solstice Capital (b)(i)*	288,705	239,950
Venture Strategy Partners (b)(i)*	187,205	-

Total Limited Partnership Interest (Cost $3,358,412)		2,358,874

VENTURE CAPITAL DEBT OBLIGATIONS - 0.4%	PRINCIPAL AMOUNT
AccessBank plc, 8.477%, 8/29/12 (b)(i)	$375,000	385,663
Drop The Chalk, 8.00%, 12/31/12 (b)(i)	42,857	42,857
KDM Development Corp., 6.00%, 6/30/19 (b)(i)(j)	600,000	552,501
Lumni, Inc., 6.00%, 10/5/15 (b)(i)	100,000	100,000
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,117,857)		2,081,021

ASSET-BACKED SECURITIES - 1.0%
ACLC Business Loan Receivables Trust, 0.837%, 10/15/21 (e)(r)	16,511	16,394
CPS Auto Trust, 6.48%, 7/15/13 (e)	675,395	694,374
Enterprise Mortgage Acceptance Co. LLC, 7.474%, 1/15/27 (e)(r)	1,068,702	635,878
Santander Drive Auto Receivables Trust, 1.37%, 8/15/13 (e)	3,351,434	3,360,671

Total Asset-Backed Securities (Cost $4,659,945)		4,707,317

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.6%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	335,499	342,231
Impac CMB Trust, 0.726%, 5/25/35 (r)	1,111,400	837,957
JP Morgan Mortgage Trust, 5.277%, 7/25/35 (r)	128,324	124,446
Merrill Lynch Mortgage Investors, Inc., 2.656%, 12/25/35 (r)	168,382	165,831
WaMu Mortgage Pass Through Certificates, 2.724%, 10/25/35 (r)	1,500,000	1,250,094

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,841,506)		2,720,559

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
4.576%, 7/10/42	1,000,000	1,012,117
4.783%, 7/10/43 (r)	1,894,395	1,935,624
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	964,199	976,890
JP Morgan Chase Commercial Mortgage Securities Corp., 6.162%, 5/12/34	4,500,000	4,587,434
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	1,000,000	1,012,565
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	968,984	981,896

Total Commercial Mortgage-Backed Securities (Cost $10,656,405)		10,506,526

CORPORATE BONDS - 18.3%
Achmea Hypotheekbank NV, 0.623%, 11/3/14 (e)(r)	1,125,000	1,125,023
Airgas, Inc., 2.95%, 6/15/16	500,000	499,609
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
Ally Financial, Inc., 4.50%, 2/11/14	500,000	498,750
American Express Bank FSB, 0.316%, 5/29/12 (r)	2,000,000	1,993,281
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,227,603
Amphenol Corp., 4.75%, 11/15/14	1,000,000	1,090,133
ANZ National International Ltd., 1.247%, 12/20/13 (e)(r)	1,500,000	1,500,000
APL Ltd., 8.00%, 1/15/24 (b)	550,000	472,125
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	750,000	712,989
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	1,000,000	946,814
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	-
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,380,000	2,324,403
Australia & New Zealand Banking Group Ltd., 0.574%, 10/21/11 (e)(r)	500,000	499,730
Banco Bradesco SA, 2.361%, 5/16/14 (e)(r)	1,000,000	1,003,373
Bank of America NA, 0.527%, 6/15/16 (r)	1,000,000	908,275
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	707,033	665,578
Beckman Coulter, Inc., 6.00%, 6/1/15	1,048,000	1,193,327
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.617%, 4/14/14 (r)	1,500,000	1,496,263
Credit Suisse USA, Inc., 0.461%, 8/16/11 (r)	1,500,000	1,499,923
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,500,000	1,515,000
CVS Pass-Through Trust:
6.036%, 12/10/28	1,329,916	1,411,453
7.507%, 1/10/32 (e)	730,723	865,804
Discover Bank, 8.70%, 11/18/19	750,000	903,092
DISH DBS Corp., 6.375%, 10/1/11	500,000	505,000
Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	1,001,951
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,500,000	2,605,246
Express Scripts, Inc., 3.125%, 5/15/16	1,000,000	1,004,379
Fifth Third Bank, 0.371%, 5/17/13 (r)	1,500,000	1,475,104
Fleet Capital Trust V, 1.247%, 12/18/28 (r)	1,000,000	784,102
Fort Knox Military Housing Privatization Project, 5.815%, 2/15/52 (e)	1,000,000	976,360
GameStop Corp., 8.00%, 10/1/12	589,000	594,890
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	2,000,000	580,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	1,500,000	150
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)	1,000,000	986,250
Goldman Sachs Group, Inc.:
5.125%, 1/15/15	650,000	695,498
6.15%, 4/1/18	500,000	543,264
5.375%, 3/15/20	300,000	310,435
Great River Energy, 5.829%, 7/1/17 (e)	324,568	366,490
HCP, Inc., 5.95%, 9/15/11	1,129,000	1,140,506
Hertz Corp., 6.75%, 4/15/19 (e)	500,000	490,000
Hewlett-Packard Co., 0.654%, 5/30/14 (r)	500,000	500,443
HSBC Bank Brasil SA, 4.00%, 5/11/16 (e)	1,500,000	1,515,426
Jefferies Group, Inc., 5.125%, 4/13/18	500,000	497,805
JPMorgan Chase & Co., 7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	2,100,000	2,257,500
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	750,000	780,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,000,000	1,562,940
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	12,720
8.30%, 12/1/37 (e)(m)*	6,130,000	45,975
8.45%, 12/1/49 (e)(m)*	2,560,000	19,200
Masco Corp., 7.125%, 3/15/20	900,000	925,875
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	875,170
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,100,000
Nordea Bank AB, 4.875%, 5/13/21 (e)	750,000	732,579
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,314,125
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	1,580,000	1,564,200
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,100,000	-
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,250,000	962,525
Pacific Pilot Funding Ltd., 1.024%, 10/20/16 (e)(r)	830,925	767,438
Pioneer Natural Resources Co.:
5.875%, 7/15/16	945,000	999,337
7.20%, 1/15/28	700,000	731,500
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	500,000	582,020
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,145,000	1,083,994
Ryder System, Inc., 3.50%, 6/1/17	500,000	502,462
Salvation Army, 5.46%, 9/1/16	160,000	177,688
SBA Tower Trust, 4.254%, 4/15/40 (e)	1,000,000	1,036,438
Seagate Technology HDD Holdings, 6.375%, 10/1/11	1,000,000	1,007,500
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	398,070
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	500,000	508,125
SSIF Nevada LP, 0.981%, 4/14/14 (e)(r)	1,390,000	1,391,939
St. Jude Medical, Inc., 2.50%, 1/15/16	1,000,000	1,002,695
SunTrust Bank:
0.548%, 8/24/15 (r)	500,000	472,652
7.25%, 3/15/18	2,000,000	2,298,626
Svenska Handelsbanken AB, 1.249%, 9/14/12 (e)(r)	1,500,000	1,500,005
TD Ameritrade Holding Corp., 4.15%, 12/1/14	500,000	529,884
Telefonica Emisiones SAU, 5.134%, 4/27/20	2,000,000	1,996,467
The Gap, Inc., 5.95%, 4/12/21	1,000,000	965,000
Time Warner, Inc., 6.25%, 3/29/41	500,000	517,921
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,000,000	1,375,300
2/15/45 (b)(e)	25,727,303	4,085,238
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	1,000,000	979,998
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,550,109
Volkswagen International Finance NV, 0.917%, 4/1/14 (e)(r)	1,500,000	1,497,034
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	2,250,000	2,064,375
Western Express, Inc., 12.50%, 4/15/15 (e)	500,000	471,250
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,017,392
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	612,680

Total Corporate Bonds (Cost $104,058,132)		88,709,793

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.3%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,250,000	925,000
7.30%, 10/14/49 (e)	1,500,000	1,455,000
Fannie Mae, 1.25%, 6/22/12	6,000,000	6,057,597
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	1,826,580	1,862,820
Private Export Funding Corp., 3.05%, 10/15/14	500,000	527,201
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	250,695
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	193,500

Total U.S. Government Agencies and Instrumentalities (Cost $11,132,140)		11,271,813

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae, 5.50%, 1/16/32	758,891	51,921

Total U.S. Government Agency Mortgage-Backed Securities (Cost $92,965)		51,921

MUNICIPAL OBLIGATIONS - 4.9%
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	635,000	652,018
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	635,000	635,648
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	1,000,000	978,230
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	620,242
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,237,553
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	1,855,000	496,213
Series C, Zero Coupon, 7/1/48 (f)	2,534,053	25
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	690,053
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,375,000	1,386,880
5.263%, 9/1/16	640,000	643,142
5.383%, 9/1/16	3,000,000	3,118,800
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	730,695
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,250,000	1,060,337
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	508,575
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,040,000	1,055,839
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,744,838
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	778,690
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,654,105
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,464,165
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,309,680
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	621,343
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/27 (e)	1,500,000	1,535,760
West Contra Costa California Unified School District COPs, 4.90%, 1/1/15	555,000	555,189

Total Municipal Obligations (Cost $27,570,897)		23,478,020

HIGH SOCIAL IMPACT INVESTMENTS - 0.9%
Calvert Social Investment Foundation Notes, 1.17%, 7/1/13 (b)(i)(r)	4,266,666	4,257,535

Total High Social Impact Investments (Cost $4,266,666)		4,257,535

U.S. TREASURY - 5.7%
United States Treasury Bonds:
3.875%, 8/15/40	4,670,000	4,275,969
4.25%, 11/15/40	6,570,000	6,422,175
4.75%, 2/15/41	3,945,000	4,192,795
4.375%, 5/15/41	9,600,000	9,585,000
United States Treasury Notes:
1.75%, 5/31/16	1,715,000	1,717,680
3.125%, 5/15/21	1,585,000	1,580,542

Total U.S. Treasury (Cost $27,857,976)		27,774,161

TIME DEPOSIT - 4.8%
State Street Time Deposit, 0.098%, 7/1/11	23,130,105	23,130,105

Total Time Deposit (Cost $23,130,105)		23,130,105

TOTAL INVESTMENTS (Cost $445,354,490) - 99.1%		479,197,381
Other assets and liabilities, net - 0.9%		4,508,564
NET ASSETS - 100%		$483,705,945

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	618	9/11	$135,554,438	($233,830)
5 Year U.S. Treasury Notes	111	9/11	13,230,680	113,385
10 Year U.S. Treasury Notes	11	9/11	1,345,609	11,675
30 Year U.S. Treasury Bonds	3	9/11	369,094	8,059
Total Sold				($100,711)

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 3,750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(i) Restricted securities represent 2.9% of the net assets.

(j) KDM Development Corp. Note has been restructured from an original maturity date of December 31, 2007.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 5,500 shares of Oneok, Inc. held by the Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

RESTRICTED SECURITIES	ACQUISITION DATES	COST
AccessBank plc, 8.477%, 8/29/12	8/29/07	$375,000
Agraquest, Inc.:
Series B, Preferred	2/26/97	200,001
Series C, Preferred	3/11/98	200,000
Series H, Preferred	5/25/05 - 1/11/07	316,894
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes, 1.17%, 7/1/13	7/1/10	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	100,976
Common Capital LP	2/15/01 - 4/29/08	440,520
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Drop The Chalk, 8.00%, 12/31/12	4/5/11	42,857
Environmental Private Equity Fund II, Liquidating Trust LP	4/26/07	6,666
First Analysis Private Equity Fund IV LP	2/25/02 - 6/15/10	497,892
GEEMF Partners LP	2/28/97	-
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	-
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	156,083
KDM Development Corp., 6.00%, 6/30/19	6/30/09	600,000
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
Lumni, Inc., 6.00%, 10/5/15	10/6/10	100,000
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
Smarthinking, Contingent Deferred Distribution	4/5/11	-
Solstice Capital LP	6/26/01 - 6/17/08	288,705
Venture Strategy Partners LP	8/21/98 - 2/26/03	187,205
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

ASSET-BACKED SECURITIES - 3.3%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.837%, 10/15/21 (e)(r)	$16,511	$16,394
AmeriCredit Automobile Receivables Trust, 0.24%, 12/6/13 (r)	2,754,382	2,747,535
Bear Stearns Asset Backed Securities Trust, 0.406%, 12/25/35 (r)	1,213,476	1,182,190
Capital Auto Receivables Asset Trust, 8.30%, 2/18/14 (e)	3,493,000	3,645,138
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	840,578	846,699
Countrywide Asset-Backed Certificates, 0.606%, 2/25/36 (r)	350,000	335,569
CPS Auto Trust:
6.48%, 7/15/13 (e)	3,376,973	3,471,869
5.60%, 1/15/14 (e)	1,219,785	1,238,772
DT Auto Owner Trust, 0.99%, 5/15/13 (e)	2,622,982	2,623,628
Enterprise Mortgage Acceptance Co. LLC, 7.474%, 1/15/27 (e)(r)	2,849,872	1,695,674
Fifth Third Auto Trust, 4.81%, 1/15/13	748,769	758,361
Marlin Leasing Receivables LLC, 2.44%, 1/15/16 (e)	2,585,679	2,608,317
Santander Drive Auto Receivables Trust, 1.37%, 8/15/13 (e)	6,702,868	6,721,343

Total Asset-Backed Securities (Cost $27,808,266)		27,891,489

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.9%
Citicorp Mortgage Securities, Inc., 0.079%, 10/25/33 (r)	59,179,944	161,153
Countrywide Alternative Loan Trust, 4.968%, 7/25/35 (r)	1,651,492	1,675,948
CS First Boston Mortgage Securities Corp.:
2.75%, 12/25/33 (r)	635,908	176,878
5.25%, 12/25/35	909,789	897,218
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	3,354,990	3,422,305
Impac CMB Trust:
0.726%, 5/25/35 (r)	2,222,800	1,675,913
0.506%, 8/25/35 (r)	671,088	493,170
JP Morgan Mortgage Trust:
3.006%, 7/25/35 (r)	422,093	399,588
5.277%, 7/25/35 (r)	641,618	622,231
Merrill Lynch Mortgage Investors, Inc., 2.656%, 12/25/35 (r)	617,401	608,047
Structured Asset Mortgage Investments, Inc., 0.376%, 9/25/47 (r)	675,352	403,016
WaMu Mortgage Pass Through Certificates, 2.724%, 10/25/35 (r)	6,000,000	5,000,376
Wells Fargo Mortgage Backed Securities Trust:
Class 1A10, 0.193%, 10/25/36	39,823,679	156,308
Class 1A9, 0.193%, 10/25/36	100,000,000	455,000

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $16,356,265)		16,147,151

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	1,630,380	1,651,902
4.576%, 7/10/42	2,500,000	2,530,293
Bank of America-First Union NB Commercial Mortgage:
5.464%, 4/11/37	234,865	234,746
5.761%, 4/11/37	2,000,000	2,002,320
Bear Stearns Commercial Mortgage Securities, 6.46%, 10/15/36	3,261,254	3,322,838
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	4,323,000	4,561,350
First Union National Bank Commercial Mortgage, 6.141%, 2/12/34	2,439,874	2,475,741
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	2,410,497	2,442,225
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	9,000,000	9,174,868
6.429%, 4/15/35	89,500	89,416
5.857%, 10/12/35	1,904,017	1,907,030
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,025,130
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	2,422,459	2,454,740
Wachovia Bank Commercial Mortgage Trust, 6.287%, 4/15/34	934,880	955,082

Total Commercial Mortgage-Backed Securities (Cost $36,369,646)		35,827,681

CORPORATE BONDS - 49.5%
Achmea Hypotheekbank NV, 0.623%, 11/3/14 (e)(r)	3,000,000	3,000,063
Airgas, Inc., 2.95%, 6/15/16	2,000,000	1,998,436
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	481,681	-
15.36%, 12/1/10 (b)(r)(x)*	207,840	-
Ally Financial, Inc.:
6.875%, 9/15/11	2,000,000	2,007,500
4.50%, 2/11/14	2,500,000	2,493,750
American Express Bank FSB, 0.316%, 5/29/12 (r)	6,500,000	6,478,162
American National Red Cross:
5.392%, 11/15/12	2,000,000	2,021,560
5.567%, 11/15/17	1,500,000	1,493,385
American Tower Corp., 4.50%, 1/15/18	1,500,000	1,496,507
Amphenol Corp., 4.75%, 11/15/14	2,000,000	2,180,266
ANZ National International Ltd.:
0.452%, 8/5/11 (e)(r)	500,000	499,878
1.247%, 12/20/13 (e)(r)	2,000,000	2,000,000
APL Ltd., 8.00%, 1/15/24 (b)	3,610,000	3,098,860
Asciano Finance Ltd.:
5.00%, 4/7/18 (e)	1,500,000	1,529,035
4.625%, 9/23/20 (e)	3,000,000	2,851,954
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	2,500,000	2,367,035
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	-
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	2,625,000	2,697,214
Australia & New Zealand Banking Group Ltd., 0.574%, 10/21/11 (e)(r)	4,000,000	3,997,837
Banco Bradesco SA, 2.361%, 5/16/14 (e)(r)	2,500,000	2,508,432
Bank of America Corp., 8.00% to 1/30/18, floating rate thereafter to 12/29/49 (r)	1,000,000	1,035,000
Bank of America NA, 0.527%, 6/15/16 (r)	5,500,000	4,995,512
Bank of Montreal, 2.625%, 1/25/16 (e)	4,930,000	5,001,709
Bank of Nova Scotia:
1.65%, 10/29/15 (e)	2,000,000	1,964,541
4.375%, 1/13/21	6,000,000	6,148,854
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	2,976,981	2,802,432
BE Aerospace, Inc., 6.875%, 10/1/20	1,000,000	1,045,000
Beckman Coulter, Inc., 6.00%, 6/1/15	3,830,000	4,361,109
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (e)	2,000,000	2,050,370
Capital One Bank, 8.80%, 7/15/19	1,500,000	1,836,444
Corn Products International, Inc., 4.625%, 11/1/20	2,000,000	2,020,547
Credit Suisse USA, Inc., 0.461%, 8/16/11 (r)	5,000,000	4,999,742
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	3,000,000	3,030,000
CVS Caremark Corp., 6.125%, 8/15/16	1,642,000	1,891,133
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	785,520	809,714
6.036%, 12/10/28	2,659,832	2,822,906
6.943%, 1/10/30	3,240,618	3,644,853
7.507%, 1/10/32 (e)	3,044,678	3,607,517
Dell, Inc., 0.907%, 4/1/14 (r)	2,000,000	2,012,409
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,500,000	1,417,500
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	1,000,000	892,500
Discover Bank, 8.70%, 11/18/19	4,000,000	4,816,490
DISH DBS Corp., 6.375%, 10/1/11	1,500,000	1,515,000
DnB NOR Boligkreditt AS, 2.10%, 10/14/15 (e)	3,000,000	2,955,616
Dun & Bradstreet Corp., 2.875%, 11/15/15	2,890,000	2,895,638
Earthlink, Inc., 8.875%, 5/15/19 (e)	250,000	226,250
Eaton Corp., 0.575%, 6/16/14 (r)	2,000,000	1,999,997
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	13,305,000	13,865,121
Express Scripts, Inc., 3.125%, 5/15/16	2,000,000	2,008,758
Fifth Third Bank, 0.371%, 5/17/13 (r)	4,000,000	3,933,610
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,105,222
Fleet Capital Trust V, 1.247%, 12/18/28 (r)	3,000,000	2,352,305
Fort Knox Military Housing Privatization Project, 5.815%, 2/15/52 (e)	3,500,000	3,417,260
GameStop Corp., 8.00%, 10/1/12	1,767,000	1,784,670
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	8,000,000	2,320,000
3.046%, 4/20/10 (e)(r)(y)*	4,000,000	1,110,000
3.226%, 1/21/11 (e)(r)(y)*	500,000	140,000
6.375%, 9/25/12 (e)(y)*	2,000,000	555,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	750,000	75
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)	3,000,000	2,958,750
Goldman Sachs Group, Inc.:
0.518%, 11/9/11 (r)	6,000,000	6,003,593
6.00%, 5/1/14	1,200,000	1,314,537
6.15%, 4/1/18	3,500,000	3,802,849
5.375%, 3/15/20	1,800,000	1,862,611
6.00%, 6/15/20	1,000,000	1,074,484
Great River Energy, 5.829%, 7/1/17 (e)	2,596,541	2,931,920
HCP, Inc., 5.95%, 9/15/11	1,000,000	1,010,191
Hertz Corp., 6.75%, 4/15/19 (e)	2,000,000	1,960,000
Hewlett-Packard Co., 0.654%, 5/30/14 (r)	2,000,000	2,001,772
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (e)	3,000,000	3,030,852
International Business Machines Corp., 0.313%, 11/4/11 (r)	1,000,000	1,000,459
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,770,000	1,769,239
Jefferies Group, Inc., 5.125%, 4/13/18	2,000,000	1,991,219
Johnson & Johnson, 0.348%, 5/15/14 (r)	8,000,000	8,004,742
Johnson Controls, Inc., 5.00%, 3/30/20	750,000	796,928
Jones Group, Inc., 6.875%, 3/15/19	2,000,000	1,927,500
JPMorgan Chase & Co.:
0.477%, 6/15/12 (r)	4,300,000	4,311,535
7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	2,500,000	2,687,500
JPMorgan Chase Capital XXI, 1.223%, 2/2/37 (r)	2,000,000	1,564,128
JPMorgan Chase Capital XXIII, 1.261%, 5/15/77 (r)	7,000,000	5,488,181
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	1,000,000	247,500
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	2,000,000	2,080,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	3,907,350
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	22,065
8.30%, 12/1/37 (e)(m)*	3,500,000	26,250
Masco Corp.:
4.80%, 6/15/15	2,000,000	1,998,762
7.125%, 3/15/20	3,500,000	3,600,625
Massachusetts Institute of Technology, 5.60%, 7/1/11	3,450,000	3,486,804
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	2,420,000	2,117,911
Merrill Lynch & Co., Inc., 1.007%, 9/15/26 (r)	2,000,000	1,631,045
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
National Australia Bank Ltd., 1.01%, 4/11/14 (e)(r)	2,000,000	1,998,355
Nationwide Building Society, 0.441%, 5/17/12 (e)(r)	4,000,000	3,999,565
Nationwide Health Properties, Inc., 6.90%, 10/1/37	2,300,000	2,530,000
Nordea Bank AB, 4.875%, 5/13/21 (e)	2,000,000	1,953,544
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	5,580,000	5,739,030
6.00%, 10/1/51 (e)	3,000,000	2,874,660
OPTI Canada, Inc.:
9.00%, 12/15/12 (e)	2,000,000	1,987,500
9.75%, 8/15/13 (e)	4,430,000	4,385,700
8.25%, 12/15/14 (o)	250,000	102,833
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,700,000	-
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,750,000	2,117,555
Pacific Pilot Funding Ltd., 1.024%, 10/20/16 (e)(r)	830,925	767,438
Pioneer Natural Resources Co.:
5.875%, 7/15/16	8,100,000	8,565,750
7.20%, 1/15/28	1,000,000	1,045,000
PNC Funding Corp., 0.413%, 1/31/12 (r)	1,000,000	1,000,017
President and Fellows of Harvard College, 4.875%, 10/15/40	2,000,000	1,940,801
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	3,969,575
Prudential Holdings LLC:
1.122%, 12/18/17 (e)(r)	1,000,000	948,115
7.245%, 12/18/23 (e)	1,700,000	1,978,868
Quest Diagnostics, Inc., 4.70%, 4/1/21	1,000,000	1,018,864
Rabobank Nederland NV:
0.472%, 8/5/11 (e)(r)	2,000,000	1,999,960
3.20%, 3/11/15 (e)	3,000,000	3,115,525
Ryder System, Inc.:
3.15%, 3/2/15	3,000,000	3,073,288
3.60%, 3/1/16	1,000,000	1,021,192
Salvation Army, 5.46%, 9/1/16	310,000	344,272
Sanofi SA, 0.296%, 3/28/12 (r)	2,000,000	2,001,626
SBA Tower Trust, 4.254%, 4/15/40 (e)	2,000,000	2,072,876
Seagate Technology HDD Holdings, 6.375%, 10/1/11	2,000,000	2,015,000
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	398,070
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	2,000,000	2,032,500
St. Jude Medical, Inc., 2.50%, 1/15/16	3,040,000	3,048,194
Stadshypotek AB, 0.796%, 9/30/13 (e)(r)	3,000,000	2,999,999
State Street Bank and Trust Co., 0.447%, 9/15/11 (r)	5,000,000	5,002,279
SunTrust Bank:
0.369%, 5/21/12 (r)	5,000,000	4,952,817
0.548%, 8/24/15 (r)	1,000,000	945,303
7.25%, 3/15/18	2,000,000	2,298,626
SunTrust Banks, Inc., 3.60%, 4/15/16	2,000,000	2,023,847
Svenska Handelsbanken AB, 1.249%, 9/14/12 (e)(r)	5,000,000	5,000,017
Symantec Corp., 2.75%, 9/15/15	5,000,000	4,957,487
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,129,657
Telefonica Emisiones SAU:
6.421%, 6/20/16	1,000,000	1,118,953
5.134%, 4/27/20	3,000,000	2,994,700
5.462%, 2/16/21	2,000,000	2,030,337
The Gap, Inc., 5.95%, 4/12/21	4,000,000	3,860,000
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	439
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,300,000	1,422,993
Time Warner, Inc., 6.25%, 3/29/41	2,500,000	2,589,606
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	3,000,000	1,767,503
2/15/28 (e)	3,300,000	713,218
2/15/43 (b)(e)	54,500,000	14,990,770
2/15/45 (b)(e)	51,386,087	8,159,597
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	3,000,000	2,939,993
University of Chicago, 5.06%, 10/1/26 (b)	4,000,000	4,250,280
University of Notre Dame, 4.90%, 3/1/41	2,000,000	1,930,160
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	9,000,000	9,300,652
Viacom, Inc., 3.50%, 4/1/17	2,000,000	2,031,502
Volkswagen International Finance NV, 0.917%, 4/1/14 (e)(r)	5,000,000	4,990,112
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	13,150,000	12,065,125
Wells Fargo & Co., 0.467%, 6/15/12 (r)	1,830,000	1,834,734
Western Express, Inc., 12.50%, 4/15/15 (e)	1,500,000	1,413,750
Westpac Banking Corp., 0.976%, 3/31/14 (e)(r)	1,500,000	1,499,999
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,526,088
Willis North America, Inc., 6.20%, 3/28/17	1,225,000	1,335,691
Xerox Corp., 4.50%, 5/15/21	1,940,000	1,923,444
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,838,040

Total Corporate Bonds (Cost $424,661,349)		416,113,371

MUNICIPAL OBLIGATIONS - 12.5%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	168,984
5.32%, 3/1/15	165,000	180,993
5.47%, 3/1/18	190,000	211,139
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,655,000	11,484,487
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/12	1,530,000	1,473,009
Zero Coupon, 6/1/13	1,585,000	1,460,926
5.58%, 8/1/13	1,085,000	1,151,098
5.01%, 8/1/15	700,000	718,760
Zero Coupon, 6/1/19	2,910,000	1,695,046
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,439,885
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,892,900
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	753,525
Connecticut State Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	2,500,000	2,505,425
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,765,946
12/1/19	280,000	162,369
12/1/20	700,000	369,180
12/1/21	700,000	336,462
12/1/24	620,000	224,762
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	995,000	1,035,437
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,060,000	1,061,081
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	764,624
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,378,672
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,468,579
Gregg County Texas Health Facilities Development Corp. Revenue VRDN, 0.08%, 10/1/29 (r)	5,740,000	5,740,000
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	3,330,000	3,257,506
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	939,760
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	120,490
12/1/19	180,000	111,983
12/1/20	180,000	103,106
12/1/22	180,000	89,158
12/1/23	180,000	81,439
12/1/24	180,000	72,846
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	565,000	595,747
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,209,198
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,489,412
4.90%, 8/1/17	1,715,000	1,579,584
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	998,567
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,196,644
Maryland State Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,130,410
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,112,927
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,380,105
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	300,000	322,773
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	825,000	781,234
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,775,239
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,369,339
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	746,386
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,280,000	1,286,285
5.383%, 9/1/16	5,565,000	5,785,374
5.411%, 9/1/21	2,270,000	2,067,312
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	974,260
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	2,845,946
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	1,011,202
Pomona California Public Finance Authority Tax Allocation Bonds, 5.23%, 2/1/16	1,400,000	1,454,628
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	77,602
8/1/19	135,000	81,441
8/1/20	145,000	80,041
8/1/21	160,000	80,086
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	1,017,150
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	2,095,000	2,126,907
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,899,080
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20 (b)	2,555,000	2,461,538
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	2,000,000	2,079,560
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,440,275
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	478,037
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	1,130,000	1,188,342
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	585,687
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,746,240
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,131,959
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/27 (e)	3,000,000	3,071,520
West Contra Costa California Unified School District COPs:
4.76%, 1/1/12	475,000	475,741
4.82%, 1/1/13	500,000	500,660

Total Municipal Obligations (Cost $105,518,867)		104,854,015

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 6.7%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	6,000,000	6,090,000
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	6,000,000	4,440,000
7.30%, 10/14/49 (e)	2,000,000	1,940,000
Fannie Mae, 1.25%, 6/22/12	7,900,000	7,975,836
Federal Home Loan Bank:
1.75%, 8/22/12	15,000,000	15,247,077
5.00%, 11/17/17	3,480,000	4,004,812
Overseas Private Investment Corp., 4.91%, 12/15/17 (b)	3,714,287	4,095,001
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	7,306,322	7,451,279
Private Export Funding Corp., 3.05%, 10/15/14	2,855,000	3,010,317
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	500,000	501,391
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	2,700,000	1,741,500

Total U.S. Government Agencies and Instrumentalities (Cost $54,710,026)		56,497,213

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	1,527,900	104,534

Total U.S. Government Agency Mortgage-Backed Securities (Cost $194,924)		104,534

U.S. TREASURY - 13.3%
United States Treasury Bonds:
3.875%, 8/15/40	19,380,000	17,744,813
4.25%, 11/15/40	28,051,000	27,419,853
4.75%, 2/15/41	24,985,000	26,554,370
4.375%, 5/15/41	30,865,000	30,816,773
United States Treasury Notes:
1.75%, 5/31/16	2,425,000	2,428,789
3.125%, 5/15/21	6,921,000	6,901,535

Total U.S. Treasury (Cost $111,669,326)		111,866,133

FLOATING RATE LOANS(d)- 0.1%
Syniverse Holdings, Inc., Term Loan, 5.25%, 12/21/17 (r)	497,500	499,573

Total Floating Rate Loans (Cost $492,820)		499,573

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12 (b)(i)(r)	3,087,392	3,080,785

Total High Social Impact Investments (Cost $3,087,393)		3,080,785

TIME DEPOSIT - 7.7%
State Street Time Deposit, 0.098%, 7/1/11	64,870,151	64,870,151

Total Time Deposit (Cost $64,870,151)		64,870,151

EQUITY SECURITIES - 0.3%	SHARES
First Republic Preferred Capital Corp., Preferred (b)(e)	500	510,500
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	437,500
Trust II, Preferred (b)(e)	625,000	437,500
Trust III, Preferred (b)(e)	625,000	437,500
Trust IV, Preferred (b)(e)	625,000	437,500

Total Equity Securities (Cost $2,875,000)		2,260,500

TOTAL INVESTMENTS (Cost $848,614,033) - 100.0%		840,012,596
Other assets and liabilities, net - 0.0%		309,499
NET ASSETS - 100%		$840,322,095

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	33	9/11	$4,036,828	($54,177)

Sold:
2 Year U.S. Treasury Notes	2,742	9/11	$601,440,563	($1,099,316)
5 Year U.S. Treasury Notes	490	9/11	58,405,703	329,753
30 Year U.S. Treasury Bonds	20	9/11	2,460,625	49,509
Total Sold				($720,054)

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates.  The rate shown is the rate in effect at period end.  Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(o) Subsequent to period end, this security was sold without interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 96.9%	SHARES	VALUE
Air Freight & Logistics - 3.3%
C.H. Robinson Worldwide, Inc.	462,170	$36,437,483
Expeditors International of Washington, Inc.	448,570	22,962,298
		59,399,781

Auto Components - 1.5%
Johnson Controls, Inc.	642,150	26,751,969

Beverages - 1.7%
PepsiCo, Inc.	423,590	29,833,444

Biotechnology - 2.6%
Gilead Sciences, Inc.*	1,114,080	46,134,053

Capital Markets - 4.3%
Charles Schwab Corp.	1,263,620	20,786,549
Franklin Resources, Inc.	140,430	18,437,055
T. Rowe Price Group, Inc.	616,860	37,221,332
		76,444,936

Chemicals - 2.1%
Ecolab, Inc.	664,530	37,466,201

Commercial Banks - 4.5%
SunTrust Banks, Inc.	1,293,400	33,369,720
Wells Fargo & Co.	1,384,200	38,840,652
Zions Bancorporation	379,350	9,108,194
		81,318,566

Communications Equipment - 5.6%
Acme Packet, Inc.*	378,600	26,551,218
QUALCOMM, Inc.	1,297,710	73,696,951
		100,248,169

Computers & Peripherals - 5.0%
Apple, Inc.*	207,740	69,732,086
Hewlett-Packard Co.	557,320	20,286,448
		90,018,534

Consumer Finance - 2.1%
American Express Co.	728,040	37,639,668

Diversified Financial Services - 2.8%
JPMorgan Chase & Co.	1,217,780	49,855,913

Electrical Equipment - 1.7%
Cooper Industries plc	513,900	30,664,413

Energy Equipment & Services - 4.6%
Cameron International Corp.*	1,152,570	57,962,745
Noble Corp.	636,280	25,075,795
		83,038,540

Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	245,990	19,984,228
CVS Caremark Corp.	1,127,530	42,372,577
		62,356,805

Food Products - 2.4%
Green Mountain Coffee Roasters, Inc.*	482,460	43,064,380

Health Care Equipment & Supplies - 1.9%
Edwards Lifesciences Corp.*	103,010	8,980,412
St. Jude Medical, Inc.	519,520	24,770,713
		33,751,125

Hotels, Restaurants & Leisure - 4.9%
Chipotle Mexican Grill, Inc.*	100,020	30,825,164
Darden Restaurants, Inc.	467,250	23,250,360
Starbucks Corp.	838,330	33,105,652
		87,181,176

Household Products - 0.6%
Procter & Gamble Co. (t)	180,440	11,470,571

Industrial Conglomerates - 4.8%
3M Co.	549,140	52,085,929
Danaher Corp.	645,190	34,188,618
		86,274,547

Insurance - 0.6%
Aflac, Inc.	241,160	11,257,349

Internet & Catalog Retail - 8.8%
Amazon.com, Inc.*	227,290	46,478,532
Netflix, Inc.*	301,240	79,132,736
priceline.com, Inc.*	65,010	33,280,569
		158,891,837

Internet Software & Services - 3.2%
Google, Inc.*	60,480	30,625,862
MercadoLibre, Inc.	335,120	26,588,421
		57,214,283

IT Services - 4.4%
Cognizant Technology Solutions Corp.*	580,680	42,587,071
International Business Machines Corp.	208,270	35,728,718
		78,315,789

Multiline Retail - 1.7%
Kohl's Corp.	616,250	30,818,663

Oil, Gas & Consumable Fuels - 4.9%
QEP Resources, Inc.	747,090	31,250,775
Suncor Energy, Inc.	1,431,610	55,975,951
		87,226,726

Pharmaceuticals - 6.4%
Allergan, Inc.	878,450	73,130,962
Novartis AG (ADR)	680,200	41,567,022
		114,697,984

Software - 4.7%
Microsoft Corp.	668,340	17,376,840
Salesforce.com, Inc.*	267,310	39,823,844
VMware, Inc.*	273,650	27,427,939
		84,628,623

Specialty Retail - 2.0%
CarMax, Inc.*	1,093,740	36,169,982

Venture Capital - 0.3%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	48,822
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	33,450
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	9,600
Cylex, Inc.:
Common Stock (b)(i)*	285,706	-
Series B, Preferred (b)(i)*	1,134,830	-
Series C-1, Preferred (b)(i)*	2,542,915	631,195
Digital Directions International, Inc. (a)(b)(i)*	354,389	531,584
Envisionier Medical Technologies, Inc., Warrants (strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	-
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	1,150,912
Series B, Preferred (a)(b)(i)*	244,371	375,000
Series C, Preferred (a)(b)(i)*	297,823	457,024
Series D, Preferred (a)(b)(i)*	228,138	700,178
Marrone Bio Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	407,853
Series B, Preferred (b)(i)*	181,244	307,030
Series C, Preferred (b)(i)*	295,157	500,000
NeoDiagnostix, Inc.:
Series AE, Preferred Contingent Deferred Distribution (b)(i)*	300,000	50,578
Series AE, Preferred Warrants Contingent Deferred Distribution (b)(i)*	600,000	-
Series B, Preferred Contingent Deferred Distribution (b)(i)*	179,723	235,485
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	72,037
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	-
		5,510,748

Total Equity Securities (Cost $1,338,124,091)		1,737,644,775

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.2%	ADJUSTED BASIS
Blackstone Cleantech Venture Partners (b)(i)*	$181,117	160,956
China Environment Fund 2004 (b)(i)*	-	416,913
Core Innovations Capital I (b)(i)*	133,151	96,937
DBL Equity Fund - BAEF Il LP (b)(i)*	346,000	325,290
Impact Ventures II (b)(i)*	488,254	603,959
New Markets Venture Partners II (b)(i)*	250,000	272,946
SEAF India International Growth Fund (b)(i)*	394,032	473,964
Sustainable Jobs Fund II (b)(i)*	636,289	806,284

Total Venture Capital Limited Partnership Interest (Cost $2,428,843)		3,157,249

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12 (b)(i)(r)	$7,083,877	7,068,718

Total High Social Impact Investments (Cost $7,083,877)		7,068,718

VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 12/31/11 (b)(i)(ww)*	200,000	200,000
Note II, 7.00%, 12/31/11 (b)(i)(xx)*	100,000	100,000
New Day Farms Participation Interest Note, 9.00%, 9/1/12 (b)(i)	6,225	6,225
Quantum Intech, Inc., 11.50%, 9/10/15 (b)(i)	100,000	100,000
Sword Diagnostics:
Series C Convertible Bridge Note, 10.00%, 9/30/11 (b)(i)(yy)*	25,000	25,000
Series C Convertible Bridge Note II, 10.00%, 9/30/11 (b)(i)(zz)*	100,000	100,000

Total Venture Capital Debt Obligations (Cost $531,225)		531,225

TIME DEPOSIT - 2.4%
State Street Time Deposit, 0.098%, 7/1/11	43,352,496	43,352,496

Total Time Deposit (Cost $43,352,496)		43,352,496

TOTAL INVESTMENTS (Cost $1,391,520,532) - 99.9%		1,791,754,463
Other assets and liabilities, net - 0.1%		1,366,194
NET ASSETS - 100%		$1,793,120,657

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(i) Restricted securities represent 0.9% of net assets for the Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 125,000 shares of Procter & Gamble Co. held by the Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(ww) Restructured from an original maturity date of September 15, 2010. Subsequent to period end, $22,750 of interest was written off and this security is no longer accruing interest.

(xx) Restructured from an original maturity date of September 15, 2010. Subsequent to period end, $6,883 of interest was written off and this security is no longer accruing interest.

(yy) Restructured from an original maturity date of September 30, 2010. Subsequent to period end, $4,370 of interest was written off and this security is no longer accruing interest.

(zz) Subsequent to period end, $7,178 of interest was written off and this security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership

RESTRICTED SECURITIES	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Blackstone Cleantech Venture Partners LP	7/29/10 - 1/28/11	181,117
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12	7/1/09 - 7/1/10	7,083,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Core Innovations Capital I LP	8/11/10 - 1/6/11	133,151
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
DBL Equity Fund - BAEF Il LP	3/30/11 - 6/13/11	346,000
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	-
Note I, 7.00%, 12/31/11	12/14/09	200,000
Note II, 7.00%, 12/31/11	8/5/10	100,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Impact Ventures II LP	9/8/10 - 3/30/11	488,254
Marrone Bio Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
Series C, Preferred	11/19/10	500,000
NeoDiagnostix, Inc.:
Series AE, Preferred Contingent Deferred Distribution	9/9/08	-
Series AE, Preferred Warrants Contingent Deferred Distribution	9/23/08 - 9/18/09	-
Series B, Preferred Contingent Deferred Distribution	7/31/09	-
New Day Farms, Inc.:
Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
Series B, Preferred	3/12/09	500,000
New Markets Venture Partners II LP	7/21/08 - 5/3/11	250,000
Quantum Intech, Inc., 11.50%, 9/10/15	10/5/10	100,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	394,032
Sustainable Jobs Fund II LP	2/14/06 - 6/8/11	636,289
Sword Diagnostics:
Series B, Preferred	12/26/06	250,000
Series C Convertible Bridge Note, 10.00%, 9/30/11	10/29/09	25,000
Series C Convertible Bridge Note II, 10.00%, 9/30/11	11/9/10	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 99.8%	SHARES	VALUE
Auto Components - 0.9%
Autoliv, Inc.	9,235	$724,486

Beverages - 1.5%
Dr Pepper Snapple Group, Inc.	30,174	1,265,196

Biotechnology - 2.3%
Amgen, Inc.*	33,365	1,946,848

Capital Markets - 0.8%
State Street Corp.	14,903	671,976

Chemicals - 2.5%
Lubrizol Corp.	11,821	1,587,206
Nalco Holding Co.	17,374	483,171
		2,070,377

Commercial Banks - 0.7%
Bank of Hawaii Corp.	12,920	601,038

Commercial Services & Supplies - 2.1%
Avery Dennison Corp.	45,963	1,775,551

Computers & Peripherals - 7.1%
Apple, Inc.*	10,151	3,407,386
Dell, Inc.*	152,310	2,539,008
		5,946,394

Consumer Finance - 0.4%
American Express Co.	7,111	367,639

Containers & Packaging - 1.5%
Sealed Air Corp.	52,428	1,247,262

Distributors - 0.7%
Genuine Parts Co.	10,389	565,162

Diversified Financial Services - 2.7%
JPMorgan Chase & Co.	54,659	2,237,739

Diversified Telecommunication Services - 3.4%
AT&T, Inc.	90,518	2,843,170

Electric Utilities - 1.7%
Portland General Electric Co.	56,236	1,421,646

Electrical Equipment - 3.0%
Brady Corp.	3,011	96,533
Roper Industries, Inc.	14,277	1,189,274
Thomas & Betts Corp.*	23,051	1,241,296
		2,527,103

Electronic Equipment & Instruments - 1.6%
Anixter International, Inc.	20,108	1,313,857

Energy Equipment & Services - 2.8%
SEACOR Holdings, Inc.	23,963	2,395,341

Food & Staples Retailing - 4.4%
Costco Wholesale Corp.	20,002	1,624,962
CVS Caremark Corp.	55,393	2,081,669
		3,706,631

Food Products - 0.6%
Corn Products International, Inc.	9,170	506,918

Gas Utilities - 1.5%
Atmos Energy Corp.	1,926	64,039
Southwest Gas Corp.	30,259	1,168,300
		1,232,339

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	2,353	97,414
Cardinal Health, Inc.	53,238	2,418,070
CIGNA Corp.	33,090	1,701,819
Express Scripts, Inc.*	10,052	542,607
		4,759,910

Hotels, Restaurants & Leisure - 2.9%
Darden Restaurants, Inc.	18,365	913,843
Starbucks Corp.	38,929	1,537,306
		2,451,149

Industrial Conglomerates - 1.3%
Danaher Corp.	19,864	1,052,593

Insurance - 9.3%
American Financial Group, Inc.	70,618	2,520,356
Endurance Specialty Holdings Ltd.	24,735	1,022,297
Principal Financial Group, Inc.	41,754	1,270,157
Prudential Financial, Inc.	37,991	2,415,848
Travelers Co.'s, Inc.	9,762	569,906
		7,798,564

Internet Software & Services - 0.9%
j2 Global Communications, Inc.*	28,249	797,469

IT Services - 1.0%
Computer Sciences Corp.	13,744	521,722
DST Systems, Inc.	6,373	336,495
		858,217

Machinery - 3.2%
Actuant Corp.	3,209	86,098
Dover Corp.	9,224	625,387
Eaton Corp.	11,369	584,935
Pall Corp.	25,475	1,432,459
		2,728,879

Media - 6.1%
CBS Corp., Class B	53,932	1,536,523
Time Warner Cable, Inc.	28,233	2,203,303
Time Warner, Inc.	39,277	1,428,504
		5,168,330

Multiline Retail - 2.0%
Dollar Tree, Inc.*	2,215	147,563
Target Corp.	32,836	1,540,337
		1,687,900

Multi-Utilities - 4.0%
Integrys Energy Group, Inc.	9,107	472,107
NiSource, Inc.	143,125	2,898,281
		3,370,388

Oil, Gas & Consumable Fuels - 5.6%
Chesapeake Energy Corp.	60,503	1,796,334
Cimarex Energy Co.	2,837	255,103
EnCana Corp.	87,181	2,684,303
		4,735,740

Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	70,097	2,030,009
GlaxoSmithKline plc (ADR)	15,976	685,370
Johnson & Johnson	34,924	2,323,145
		5,038,524

Road & Rail - 1.2%
Ryder System, Inc.	17,587	999,821

Semiconductors & Semiconductor Equipment - 1.4%
Lam Research Corp.*	695	30,775
Texas Instruments, Inc.	35,525	1,166,286
		1,197,061

Software - 1.9%
CA, Inc.	24,068	549,713
Microsoft Corp.	40,329	1,048,554
		1,598,267

Specialty Retail - 1.2%
Advance Auto Parts, Inc.	524	30,649
TJX Co.'s, Inc.	19,331	1,015,457
		1,046,106

Trading Companies & Distributors - 3.9%
Applied Industrial Technologies, Inc.	14,675	522,577
W.W. Grainger, Inc.	18,169	2,791,667
		3,314,244

Total Equity Securities (Cost $72,857,763)		83,969,835

TIME DEPOSIT - 0.2%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$130,687	130,687

Total Time Deposit (Cost $130,687)		130,687

TOTAL INVESTMENTS (Cost $72,988,450) - 100.0%		84,100,522
Other assets and liabilities, net - 0.0%		401
NET ASSETS - 100%		$84,100,923

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

84 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately.  Money Market shares are sold without a sales charge.  Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Effective October 31, 2008, Bond and Equity began to offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2011:

	Total Investments	% of Net Assets
Balanced	$24,348,628	5.0%
Bond	48,582,590	5.8%
Equity	16,267,940	0.9%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Fund’s Board of Directors and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$3,006,509	-	$3,006,509
Other debt obligations	-	436,520	-	436,520
Municipal obligations	-	2,081,528	-	2,081,528
Variable rate demand notes	-	132,588,000	-	132,588,000
TOTAL	-	$138,112,557	-	$138,112,557

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$270,903,521	$1,910,500	-	$272,814,021
Venture capital	-	-	$9,775,610	9,775,610
Asset backed securities	-	4,707,317	-	4,707,317
Collateralized mortgage-backed obligations	-	2,720,559	-	2,720,559
Commercial mortgage-backed securities	-	10,506,526	-	10,506,526
Corporate debt	-	88,201,793	508,000	88,709,793
Municipal obligations	-	23,478,020	-	23,478,020
U.S. government obligations	-	39,097,895	-	39,097,895
Other debt obligations	-	23,130,105	4,257,535	27,387,640
TOTAL	$270,903,521	$193,752,715	$14,541,145	$479,197,381

Other financial instruments**	($100,711)	-	-	($100,711)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Equity Securities	Venture Capital
Balance as of 9/30/10	$1,340,000	$11,176,572
Accrued discounts/premiums	-	-
Realized gain (loss)	-	(793,469)
Change in unrealized appreciation (depreciation)	60,000	202,487
Purchases	-	142,771
Sales	-	(952,751)
Transfers in and/ or out of Level 3[1]	(1,400,000) [2]	-
Balance as of 6/30/11	$-	$9,775,610

Balanced	Corporate Debt	Other Debt Obligations	Total
Balance as of 9/30/10	$3,301,453	$4,123,690	$19,941,715
Accrued discounts/premiums	43,596	-	43,596
Realized gain (loss)	(16)	-	(793,485)
Change in unrealized appreciation (depreciation)	(150,628)	133,845	245,704
Purchases	377,084	-	519,855
Sales	(752)	-	(953,503)
Transfers in and/ or out of Level 3[1]	(3,062,737) [2]	-	(4,462,737)
Balance as of 6/30/11	$508,000	$4,257,535	$14,541,145

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.
2 Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the period ended June 30, 2011, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $245,704 for the Balanced Portfolio.

Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	-	$2,260,500	-	$2,260,500
Asset backed securities	-	27,891,489	-	27,891,489
Collateralized mortgage-backed obligations	-	16,147,151	-	16,147,151
Commercial mortgage-backed securities	-	35,827,681	-	35,827,681
Corporate debt	-	415,604,932	$508,439	416,113,371
Municipal obligations	-	104,854,015		104,854,015
U.S. government obligations	-	168,467,880	-	168,467,880
Other debt obligations	-	65,369,724	3,080,785	68,450,509
TOTAL	$-	$836,423,372	$3,589,224*	$840,012,596

Other financial instruments**	($774,231)	-	-	($774,231)

* Level 3 securities represent 0.4% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Equity

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$1,732,134,027	-	-	$1,732,134,027
Venture capital	-	-	$9,199,222	9,199,222
Other debt obligations	-	$43,352,496	7,068,718	50,421,214
TOTAL	$1,732,134,027	$43,352,496	$16,267,940**	$1,791,754,463

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.9% of net assets.

Enhanced Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$83,969,835	-	-	$83,969,835
Other debt obligations	-	$130,687	-	130,687
TOTAL	$83,969,835	$130,687	-	$84,100,522

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2011, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	Money Market	Balanced	Bond
Federal income tax cost of investments	$138,112,557	$448,660,985	$853,170,153
Unrealized appreciation	-	63,885,307	22,451,710
Unrealized depreciation	-	(33,348,911)	(35,609,267)
Net unrealized appreciation/ (depreciation)	-	$30,536,396	($13,157,557)

	Equity	Enhanced Equity
Federal income tax cost of investments	$1,392,357,953	$73,071,813
Unrealized appreciation	408,596,240	11,725,958
Unrealized depreciation	(9,199,730)	(697,249)
Net unrealized appreciation/ (depreciation)	$399,396,510	$11,028,709

Capital Loss Carryforwards
Expiration Date	Money Market	Balanced	Equity	Enhanced Equity
30-Sep-11	$6,847	-	-	-
30-Sep-13	6,183	-	-	-
30-Sep-14	211	-	-	-
30-Sep-15	2,100	-	-	-
30-Sep-17	-	$12,659,635	$12,754,798	$6,328,690
30-Sep-18	-	32,682,953	11,411,068	11,653,879

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$76,451
GEEMF Partners LP	-	132,500
TOTALS	$200,000	$208,951

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Digital Directions International, Inc.	$683,778	$531,584
Global Resource Options, Inc.	3,200,178	2,683,114
New Day Farms, Inc.	500,000	72,037
TOTALS	$4,383,956	$3,286,735

NOTE D - OTHER

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities.  The aggregate amount of the future capital commitments totals $110,000 and $2,499,076 for the Balanced and Equity Portfolios, respectively, at June 30, 2011.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

MUTUAL FUNDS - 99.7%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I*	49,410	$1,585,554
Calvert Small Cap Fund, Class I	25,954	519,854
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	171,521	2,085,697
Calvert Social Investment Fund:
Bond Portfolio, Class I (a)	2,148,594	33,646,977
Enhanced Equity Portfolio, Class I	238,708	4,239,461
Equity Portfolio, Class I*	38,135	1,580,312
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	44,564	1,583,358
International Equity Fund, Class I	259,148	4,130,812

Total Mutual Funds (Cost $45,479,290)		49,372,025

TOTAL INVESTMENTS (Cost $45,479,290) - 99.7%		49,372,025
Other assets and liabilities, net - 0.3%		132,271
NET ASSETS - 100%		$49,504,296

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 68% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

MUTUAL FUNDS - 100.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	282,452	$2,282,215
Calvert Large Cap Growth Fund, Class I*	399,818	12,830,149
Calvert Small Cap Fund, Class I	420,460	8,421,806
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	461,792	5,615,389
Calvert Social Investment Fund:
Bond Portfolio, Class I	2,836,688	44,422,528
Enhanced Equity Portfolio, Class I	1,127,368	20,022,054
Equity Portfolio, Class I*	342,563	14,195,813
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	160,628	5,707,114
Calvert International Opportunities Fund, Class I	202,497	2,626,382
International Equity Fund, Class I	1,160,133	18,492,522

Total Mutual Funds (Cost $127,403,976)		134,615,972

TOTAL INVESTMENTS (Cost $127,403,976) - 100.1%		134,615,972
Other assets and liabilities, net - (0.1%)		(138,366)
NET ASSETS - 100%		$134,477,606

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

MUTUAL FUNDS - 100.1%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	212,550	$1,717,402
Calvert Large Cap Growth Fund, Class I*	251,986	8,086,238
Calvert Small Cap Fund, Class I	446,186	8,937,098
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	235,337	2,861,696
Calvert Social Investment Fund:
Bond Portfolio, Class I	375,227	5,876,050
Enhanced Equity Portfolio, Class I	704,617	12,513,990
Equity Portfolio, Class I*	252,252	10,453,319
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	117,599	4,178,299
Calvert International Opportunities Fund, Class I	154,089	1,998,528
International Equity Fund, Class I	867,527	13,828,377

Total Mutual Funds (Cost $67,838,535)		70,450,997

TOTAL INVESTMENTS (Cost $67,838,535) - 100.1%		70,450,997
Other assets and liabilities, net - (0.1%)		(50,570)
NET ASSETS - 100%		$70,400,427

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

84 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies.  The operations of each series are accounted for separately.  The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”).  Each Fund offers Class A and Class C shares.  Effective January 31, 2008, Moderate and Aggressive began to offer Class I shares.  The last remaining shareholder in Aggressive Class I shares redeemed on February 24, 2011.  Shares are still available for public sale and operations will resume upon shareholder investment.  Class A shares are sold with a maximum front-end sales charge of 4.75%.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares.  Class I shares require a minimum account balance of $1,000,000.  The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders.  Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$49,372,025	-	-	$49,372,025
TOTAL	$49,372,025	-	-	$49,372,025

Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$134,615,972	-	-	$134,615,972
TOTAL	$134,615,972	-	-	$134,615,972

Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$70,450,997	-	-	$70,450,997
TOTAL	$70,450,997	-	-	$70,450,997

LVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.  Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.  Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares).  The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2011 and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$47,391,591	$133,048,734	$71,703,185
Unrealized appreciation	2,050,635	5,396,071	3,380,294
Unrealized depreciation	(70,201)	(3,828,833)	(4,632,482)
Net unrealized appreciation/ (depreciation)	$1,980,434	$1,567,238	($1,252,188)

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Conservative	Moderate	Aggressive
30-Sept-2017	$2,765	$505,630	$121,097
30-Sept-2018	-	244,394	2,287

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Senior Vice President – Principal Executive Officer

Date:    August 26, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby

President – Principal Executive Officer

Date:    August 26, 2011

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Senior Vice President – Principal Executive Officer

Date:    August 26, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 26, 2011